SHORT-TERM BORROWINGS - Additional Information (Details) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2016 HKD ($) shares	Jun. 30, 2019 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BORROWINGS
Long-term borrowings due within one year						$ 4,542,584		¥ 31,624,560				¥ 31,624,560
Initial deposit for joint venture arrangement	$ 5,000,000			¥ 34,881,000		5,010,342	¥ 34,881,000	0	¥ 0
Term of convertible note (in years)					1 year
Interest payable						771,630		¥ 15,298,961		$ 894,600	¥ 6,320,440	5,371,931
Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Initial deposit for joint venture arrangement | $		$ 5,000,000
Maximum | Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Committed capital investment in joint venture | $		$ 600,000,000
L&A International Holding Limited
SHORT-TERM BORROWINGS
Line of credit annual interest rate			2.00%
Share received related to payment of service fee | shares			769,481,940
Conversion ratio basis			One-to-five stock split
Line of credit amount			$ 92.3			13,000,000				12,800,000	90,600,000	88,000,000
Line of credit , duration			24 months
Amount of shares pledged | shares			417,440,000
Entrusted Bank Borrowing Agreement
SHORT-TERM BORROWINGS
Line of credit annual interest rate								12.00%
Bank borrowing amount													$ 4,600,000	¥ 31,600,000
Long-term borrowings due within one year						6,000,000			¥ 43,000,000
Interest payable						1,600,000				$ 900,000	¥ 6,300,000	11,400,000
Entrusted Bank Borrowing Agreement | L&A International Holding Limited
SHORT-TERM BORROWINGS
Interest payable						$ 800,000						¥ 5,400,000